Consolidated Statement of Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Operations [Abstract]
Revenue	$ 358,122	$ 231,674	$ 1,089,374	$ 1,205,263
Cost of Goods Sold	42,957	30,018	153,832	179,530
Gross Profit	315,165	201,656	935,542	1,025,733
Operating expenses:
Research and development	15,356	31,350	53,451	126,042
Depreciation and Amortization	94,096	86,269	350,526	328,890
General and administrative	1,198,252	683,658	2,813,041	3,413,004
Negative Goodwill on Acquisition of Subsidiary				(66,394)
Costs related to Acquisition of Subsidiary				18,285
Total Operating expenses	1,307,704	801,277	3,217,018	3,819,827
Operating loss	(992,539)	(599,621)	(2,281,476)	(2,794,094)
Other income (expense)
Other income (expense)				719
Interest expense: Related Party	(33,829)	(28,967)	(131,400)	(87,268)
Interest expense: Other	(14,294)	(13,926)	(59,897)	(50,663)
Change in fair value of warrants	253,284
Total Other income (expense)	205,161	(42,893)	(191,297)	(137,212)
Net loss	(787,378)	(642,514)	(2,472,773)	(2,931,306)
Comprehensive Loss
Foreign Currency Translation Adjustment	(632)	(20,158)	(28,282)	(5,096)
Net Comprehensive Loss	$ (788,010)	$ (662,672)	$ (2,444,491)	$ (2,926,210)
Loss Per Share
Basic and diluted	$ (0.09)	$ (0.11)	$ (0.39)	$ (0.52)
Weighted Average Number of Shares Outstanding	8,995,082	5,947,998	6,324,175	5,637,690